10-Q FAIR VALUE MEASUREMENTS - Credit Exposure to Insurance Companies (Details) - Life Insurance Carrier Concentration Risk	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Life Insurance Contract, Face Value | John Hancock Life Insurance Company (U.S.A.)
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk percentage	26.00%	28.00%
Life Insurance Contract, Face Value | Lincoln National Life Insurance Company
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk percentage	7.00%
Life Insurance Contract, Fair Value | John Hancock Life Insurance Company (U.S.A.)
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk percentage	16.00%	20.00%
Life Insurance Contract, Fair Value | Lincoln National Life Insurance Company
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk percentage	10.00%